Subsequent Events (Details) - USD ($)	May 31, 2025	Apr. 30, 2025
Subsequent Event [Member] | Sponsor [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Principal amount	$ 50,000	$ 50,000